Acquisition of Non-Controlling Interest - Additional Information (Detail) $ in Millions	Aug. 29, 2025 USD ($)
Noncontrolling Interest [Line Items]
Minority interest acquired	35.00%
Acquisition of non-controlling interest increasing the company interest	100.00%
Acquisition of non-controlling interest	$ 143
Payments to acquire businesses and interest in affiliates	122
Non-controlling interest purchase price payable	21
Reduction of non-controlling interest	99
Reduction of additional paid in capital	$ 44